Principal Estimated Useful Lives for Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2014
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	3 years
Minimum | Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	2 years
Minimum | Unpatented Technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	5 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	20 years
Maximum | Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	10 years
Maximum | Unpatented Technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	20 years